Shareholders' equity	12 Months Ended
Sep. 30, 2018
Shareholders' equity
Shareholders' equity

Note 32. Shareholders’ equity

Accounting policy

Share capital

Ordinary shares are recognised at the amount paid up per ordinary share net of directly attributable issue costs. Treasury shares are shares in the Parent Entity, purchased by the Parent Entity or other entities within the Group. These shares are adjusted against share capital as the net of the consideration paid to purchase the shares and, where applicable, any consideration received from the subsequent sale or reissue of these shares.

Non-controlling interests

Non-controlling interests represent the share in the net assets of subsidiaries attributable to equity interests that are not owned directly or indirectly by the Parent Entity.

Reserves

Foreign currency translation reserve

Exchange differences arising on translation of the Group’s foreign operations, any offsetting gains or losses on hedging the net investment and any associated tax effect are reflected in the foreign currency translation reserve. A cumulative credit balance in this reserve would not normally be regarded as being available for payment of dividends until such gains are realised and recognised in the income statement on sale or disposal of the foreign operation.

Available-for-sale securities reserve

This comprises the changes in the fair value of available-for-sale financial securities, net of any related hedge accounting adjustments and tax. These changes are transferred to non-interest income in the income statement when the asset is either disposed of or impaired.

Cash flow hedging reserve

This comprises the fair value gains and losses associated with the effective portion of designated cash flow hedging instruments, net of tax.

Share-based payment reserve

This comprises the fair value of equity-settled share-based payments recognised as an expense.

Other reserves

Other reserves for the Parent Entity relates to certain historic internal group restructurings performed at fair value. The reserve is eliminated on consolidation.

Other reserves for the Group consist of transactions relating to changes in the Parent Entity’s ownership of a subsidiary that do not result in a loss of control.

The amount recorded in other reserves reflects the difference between the amount by which non-controlling interests are adjusted and the fair value of any consideration paid or received.

	Consolidated		Parent Entity
$m	2018	2017	2018	2017
Share capital
Ordinary share capital, fully paid	36,054	34,889	36,054	34,889
Treasury shares held for RSP1	(505)	(434)	(505)	(434)
Other treasury shares held2	12	(61)	(3)	(3)

Total treasury shares held	(493)	(495)	(508)	(437)

Total share capital	35,561	34,394	35,546	34,452

Non-controlling interests	52	54	-	-

12018: 3,943,660, unvested shares held (2017: 3,549,035).
22018: 2,029,795 shares held (2017: 4,652,579).

Ordinary shares

Westpac does not have authorised capital and the ordinary shares have no par value. Ordinary shares entitle the holder to participate in dividends and, in the event of Westpac winding up, to a share of the proceeds in proportion to the number of and amounts paid on the shares held.

Each ordinary share entitles the holder to one vote, either in person or by proxy, at a shareholder meeting.

Reconciliation of movement in number of ordinary shares.

Consolidated and Parent Entity
(number)	2018	2017
Opening balance	3,394,364,279	3,346,166,853
Dividend reinvestment plan1	21,242,667	48,197,426
Conversion of Westpac Convertible Preference Shares2	19,189,765	-

Closing balance	3,434,796,711	3,394,364,279

Ordinary shares purchased and sold on market

	2018	2018
Consolidated and Parent Entity	Number	Average Price ($)
For share-based payment arrangements:
Employee share plan (ESP)	854,267	31.86
RSP3	2,291,897	31.32
Westpac Performance Plan (WPP) - share rights exercised	156,691	31.49
Westpac Long Term Incentive Plan (LTIP) - options exercised4	103,686	28.80
LTIP - share rights exercised	2,929	28.42
As treasury shares:
Treasury shares purchased (excluding RSP)5	93,052	28.97
Treasury shares sold	(2,715,836)	28.10

Net number of ordinary shares purchased/(sold) on market6	786,686

For details of the share-based payment arrangements refer to Note 37.

1The price per share for the issuance of shares in relation to the dividend reinvestment plan for the 2018 interim dividend was $28.11 and 2017 final dividend was $31.62 (2017: 2017 interim dividend was $29.79 and 2016 final dividend was $31.32).

2The conversion price per share for the issuance of shares in relation to the conversion of Westpac Convertible Preference Shares was $29.49.
3Ordinary shares allocated to employees under the RSP are classified as treasury shares until the shares vest.
4No WPP options were exercised during the period. The average exercise price per share received was $24.23 on the exercise of the LTI options.
5Treasury shares include ordinary shares held by statutory life funds and managed investment schemes and ordinary shares held by Westpac for equity derivatives sold to customers.
6The purchase of ordinary shares on market resulted in a tax benefit of $0.22 million being recognised as contributed equity.

Reconciliation of movement in reserves

	Consolidated		Parent Entity
$m	2018	2017	2018	2017
Available-for-sale securities reserve
Opening balance	64	10	70	10
Net gains/(losses) from changes in fair value	(104)	75	(34)	88
Income tax effect	34	(19)	13	(26)
Transferred to income statements	66	(3)	(33)	(3)
Income tax effect	(25)	1	6	1
Exchange differences	2	-	2	-

Closing balance	37	64	24	70

Share-based payment reserve
Opening balance	1,431	1,333	1,322	1,221
Share-based payment expense	103	98	103	101

Closing balance	1,534	1,431	1,425	1,322

Cash flow hedge reserve
Opening balance	(154)	(172)	(94)	(78)
Net gains/(losses) from changes in fair value	(161)	(91)	(125)	(42)
Income tax effect	47	27	38	13
Transferred to income statements	203	115	160	19
Income tax effect	(60)	(33)	(48)	(6)

Closing balance	(125)	(154)	(69)	(94)

Foreign currency translation reserve
Opening balance	(529)	(413)	(481)	(404)
Exchange differences on translation of foreign operations (net of associated hedges)	181	(116)	174	(77)
Transferred to income statements	(3)	-	-	-

Closing balance	(351)	(529)	(307)	(481)

Other reserves
Opening balance	(18)	(19)	41	41
Transactions with owners	-	1	-	-

Closing balance	(18)	(18)	41	41

Total reserves	1,077	794	1,114	858